Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Leases balances
Right-of-use asset	€ 3,133,305		€ 3,612,456
Lease Agreements
Lease Transactions
Depreciation	19,124	€ 18,754
Interest expense	1,392	1,697
Lease expense	108	70
Leases balances
Right-of-use asset	93,174		110,041
Lease liability	96,465		112,863
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	5,159	4,943
Interest expense	182	237
Lease expense	108	70
Leases balances
Right-of-use asset	19,451		22,997
Lease liability	20,010		24,953
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	13,965	13,811
Interest expense	1,210	€ 1,460
Leases balances
Right-of-use asset	73,723		87,044
Lease liability	€ 76,455		€ 87,910